FAIR VALUE MEASUREMENTS, Foreclosed Assets (FY) (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Carrying Value [Member]
Foreclosed assets [Abstract]
Foreclosed assets	$ 974
Writedowns [Member]
Foreclosed assets [Abstract]
Foreclosed assets	(268)
Fair Value [Member]
Foreclosed assets [Abstract]
Foreclosed assets	$ 706